First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 96.3%
22,107	Ameris Bancorp	$756,280
54,635	Associated Banc-Corp.	886,726
22,172	Atlantic Union Bankshares Corp.	575,363
9,203	BancFirst Corp.	846,676
385,517	Bank of America Corp.	11,060,483
31,283	Bank OZK	1,256,325
14,806	BOK Financial Corp.	1,196,029
19,351	Cathay General Bancorp	622,909
260,865	Citigroup, Inc.	12,010,225
158,324	Citizens Financial Group, Inc.	4,129,090
22,602	Comerica, Inc.	957,421
12,556	Commerce Bancshares, Inc.	611,477
7,512	Cullen/Frost Bankers, Inc.	807,765
25,991	East West Bancorp, Inc.	1,372,065
128,635	F.N.B. Corp.	1,471,584
182,138	Fifth Third Bancorp	4,773,837
3,961	First Citizens BancShares, Inc., Class A	5,083,745
30,368	First Hawaiian, Inc.	546,928
49,642	Fulton Financial Corp.	591,733
22,523	Hancock Whitney Corp.	864,433
48,430	Home BancShares, Inc.	1,104,204
336,252	Huntington Bancshares, Inc.	3,624,797
11,991	Independent Bank Corp.	533,719
17,114	International Bancshares Corp.	756,439
92,244	JPMorgan Chase & Co.	13,415,967
198,226	KeyCorp	1,831,608
42,576	M&T Bank Corp.	5,269,206
91,747	Old National Bancorp	1,278,953
28,569	Pacific Premier Bancorp, Inc.	590,807
23,687	Pinnacle Financial Partners, Inc.	1,341,868
41,867	PNC Financial Services Group (The), Inc.	5,273,149
18,873	Popular, Inc.	1,142,194
30,172	Prosperity Bancshares, Inc.	1,704,115
202,789	Regions Financial Corp.	3,613,700
20,819	SouthState Corp.	1,369,890
31,180	Synovus Financial Corp.	943,195
13,770	Texas Capital Bancshares, Inc. (a)	709,155
281,645	Truist Financial Corp.	8,547,926
138,521	U.S. Bancorp	4,576,734
9,737	UMB Financial Corp.	592,983
36,663	United Bankshares, Inc.	1,087,791
176,955	Valley National Bancorp	1,371,401
46,658	Webster Financial Corp.	1,761,339
282,729	Wells Fargo & Co.	12,066,874
22,563	Western Alliance Bancorp	822,873
Shares	Description	Value

	Banks (Continued)
15,751	Wintrust Financial Corp.	$1,143,838
16,641	WSFS Financial Corp.	627,698
		127,523,517
	Consumer Finance — 3.5%
39,995	Discover Financial Services	4,673,416

	Total Investments — 99.8%	132,196,933
	(Cost $159,925,649)
	Net Other Assets and Liabilities — 0.2%	322,000
	Net Assets — 100.0%	$132,518,933

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$132,196,933	$132,196,933	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 28.2%
606,296	Brown-Forman Corp., Class B	$40,488,447
1,321,809	Coca-Cola (The) Co.	79,599,338
48,079	Coca-Cola Consolidated, Inc.	30,579,206
1,138,363	Keurig Dr Pepper, Inc.	35,596,611
98,317	Monster Beverage Corp. (a)	5,647,328
125,517	National Beverage Corp. (a)	6,068,747
453,298	PepsiCo, Inc.	83,959,856
		281,939,533
	Chemicals — 3.6%
631,408	Corteva, Inc.	36,179,678
	Consumer Staples Distribution & Retail — 4.1%
935,208	US Foods Holding Corp. (a)	41,149,152
	Food Products — 63.4%
988,201	Archer-Daniels-Midland Co.	74,668,468
52,382	Bunge Ltd.	4,942,242
748,865	Campbell Soup Co.	34,230,619
1,080,209	Conagra Brands, Inc.	36,424,647
590,121	Flowers Foods, Inc.	14,682,210
989,320	General Mills, Inc.	75,880,844
165,032	Hershey (The) Co.	41,208,490
886,219	Hormel Foods Corp.	35,643,728
469,256	Hostess Brands, Inc. (a)	11,881,562
60,719	Ingredion, Inc.	6,433,178
265,944	J.M. Smucker (The) Co.	39,271,951
596,457	Kellogg Co.	40,201,202
1,010,026	Kraft Heinz (The) Co.	35,855,923
227,694	Lamb Weston Holdings, Inc.	26,173,425
48,428	Lancaster Colony Corp.	9,738,387
1,206,826	Mondelez International, Inc., Class A	88,025,888
166,621	Post Holdings, Inc. (a)	14,437,710
144,280	Simply Good Foods (The) Co. (a)	5,279,205
102,530	TreeHouse Foods, Inc. (a)	5,165,461
663,916	Tyson Foods, Inc., Class A	33,886,273
		634,031,413
	Personal Care Products — 0.6%
161,995	BellRing Brands, Inc. (a)	5,929,017

	Total Investments — 99.9%	999,228,793
	(Cost $1,011,056,862)
	Net Other Assets and Liabilities — 0.1%	1,438,613
	Net Assets — 100.0%	$1,000,667,406

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$999,228,793	$999,228,793	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 4.8%
62,414	Baker Hughes Co.	$1,972,906
40,175	ChampionX Corp.	1,247,032
69,812	Halliburton Co.	2,303,098
80,534	Liberty Energy, Inc.	1,076,740
73,087	Schlumberger N.V.	3,590,033
18,435	Weatherford International PLC (a)	1,224,453
		11,414,262
	Oil, Gas & Consumable Fuels — 95.1%
145,295	APA Corp.	4,964,730
61,140	Cheniere Energy, Inc.	9,315,290
57,333	Chesapeake Energy Corp.	4,797,625
119,671	Chevron Corp.	18,830,232
15,723	Chord Energy Corp.	2,418,197
39,434	Civitas Resources, Inc.	2,735,537
157,450	Comstock Resources, Inc.	1,826,420
186,159	ConocoPhillips	19,287,934
243,215	Coterra Energy, Inc.	6,153,340
38,706	CVR Energy, Inc.	1,159,632
14,731	Denbury, Inc. (a)	1,270,696
177,395	Devon Energy Corp.	8,575,274
50,310	Diamondback Energy, Inc.	6,608,722
85,116	EOG Resources, Inc.	9,740,675
117,832	EQT Corp.	4,846,430
175,048	Exxon Mobil Corp.	18,773,898
33,032	Hess Corp.	4,490,700
85,374	HF Sinclair Corp.	3,808,534
157,064	Kosmos Energy Ltd. (a)	940,813
66,272	Magnolia Oil & Gas Corp., Class A	1,385,085
240,958	Marathon Oil Corp.	5,546,853
135,115	Marathon Petroleum Corp.	15,754,409
41,500	Matador Resources Co.	2,171,280
60,827	Murphy Oil Corp.	2,329,674
293,007	Occidental Petroleum Corp.	17,228,812
50,439	ONEOK, Inc.	3,113,095
93,256	Ovintiv, Inc.	3,550,256
123,833	PBF Energy, Inc., Class A	5,069,723
46,260	PDC Energy, Inc.	3,290,936
133,531	Permian Resources Corp.	1,463,500
93,796	Phillips 66	8,946,263
48,000	Pioneer Natural Resources Co.	9,944,640
45,588	Range Resources Corp.	1,340,287
655,080	Southwestern Energy Co. (a)	3,937,031
35,581	Targa Resources Corp.	2,707,714
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
690	Texas Pacific Land Corp.	$908,385
73,026	Valero Energy Corp.	8,565,950
		227,798,572

	Total Investments — 99.9%	239,212,834
	(Cost $242,529,983)
	Net Other Assets and Liabilities — 0.1%	186,715
	Net Assets — 100.0%	$239,399,549

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$239,212,834	$239,212,834	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 41.9%
12,288	AbbVie, Inc.	$1,655,562
6,351	ACADIA Pharmaceuticals, Inc. (a)	152,106
4,914	Alkermes PLC (a)	153,808
687	Alnylam Pharmaceuticals, Inc. (a)	130,489
4,081	Amgen, Inc.	906,064
9,964	Amicus Therapeutics, Inc. (a)	125,148
3,130	Biogen, Inc. (a)	891,580
1,320	BioMarin Pharmaceutical, Inc. (a)	114,418
2,109	Exact Sciences Corp. (a)	198,035
12,300	Exelixis, Inc. (a)	235,053
11,741	Gilead Sciences, Inc.	904,879
3,774	Halozyme Therapeutics, Inc. (a)	136,128
7,851	Incyte Corp. (a)	488,725
3,661	Ionis Pharmaceuticals, Inc. (a)	150,211
6,325	IVERIC bio, Inc. (a)	248,825
659	Karuna Therapeutics, Inc. (a)	142,904
6,811	Moderna, Inc. (a)	827,536
1,519	Neurocrine Biosciences, Inc. (a)	143,242
2,357	Prothena Corp. PLC (a)	160,936
3,010	PTC Therapeutics, Inc. (a)	122,417
1,244	Regeneron Pharmaceuticals, Inc. (a)	893,864
16,245	Roivant Sciences Ltd. (a)	163,750
1,076	Sarepta Therapeutics, Inc. (a)	123,224
2,176	United Therapeutics Corp. (a)	480,352
3,208	Vaxcyte, Inc. (a)	160,207
3,257	Vertex Pharmaceuticals, Inc. (a)	1,146,171
5,764	Vir Biotechnology, Inc. (a)	141,391
		10,997,025
	Health Care Equipment & Supplies — 0.3%
1,708	Novocure Ltd. (a)	70,882
	Health Care Providers & Services — 4.5%
12,489	Cardinal Health, Inc.	1,181,085
	Life Sciences Tools & Services — 4.1%
1,962	Charles River Laboratories International, Inc. (a)	412,510
1,496	Medpace Holdings, Inc. (a)	359,294
6,969	Syneos Health, Inc. (a)	293,674
		1,065,478
	Pharmaceuticals — 49.1%
1,928	Axsome Therapeutics, Inc. (a)	138,546
27,422	Bristol-Myers Squibb Co.	1,753,637
3,333	Catalent, Inc. (a)	144,519
11,458	Elanco Animal Health, Inc. (a)	115,267
Shares	Description	Value

	Pharmaceuticals (Continued)
3,038	Eli Lilly & Co.	$1,424,761
2,985	Harmony Biosciences Holdings, Inc. (a)	105,042
5,868	Jazz Pharmaceuticals PLC (a)	727,456
12,338	Johnson & Johnson	2,042,186
17,799	Merck & Co., Inc.	2,053,827
24,547	Organon & Co.	510,823
5,338	Perrigo Co. PLC	181,225
46,610	Pfizer, Inc.	1,709,655
2,875	Prestige Consumer Healthcare, Inc. (a)	170,861
82,939	Viatris, Inc.	827,731
5,662	Zoetis, Inc.	975,053
		12,880,589

	Total Investments — 99.9%	26,195,059
	(Cost $26,375,981)
	Net Other Assets and Liabilities — 0.1%	20,168
	Net Assets — 100.0%	$26,215,227

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$26,195,059	$26,195,059	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Air Freight & Logistics — 6.4%
1,827	DHL Group (EUR) (a)	$89,271
373	FedEx Corp.	92,467
451	United Parcel Service, Inc., Class B	80,842
3,021	ZTO Express Cayman, Inc., ADR	75,767
		338,347
	Broadline Retail — 17.9%
896	Alibaba Group Holding Ltd., ADR (b)	74,682
841	Amazon.com, Inc. (b)	109,633
5,528	Coupang, Inc. (b)	96,187
1,975	eBay, Inc.	88,263
855	Etsy, Inc. (b)	72,340
2,300	JD.com, Inc., ADR	78,499
66	MercadoLibre, Inc. (b)	78,184
493	Naspers Ltd., Class N (ZAR) (a)	89,066
1,063	Next PLC (GBP) (a)	93,210
1,257	PDD Holdings, Inc., ADR (b)	86,909
1,159	Prosus N.V. (EUR) (a)	84,880
		951,853
	Commercial Services & Supplies — 1.9%
1,122	Copart, Inc. (b)	102,338
	Consumer Staples Distribution & Retail — 4.4%
114,000	Alibaba Health Information Technology Ltd. (HKD) (a) (b)	68,987
11,656	JD Health International, Inc. (HKD) (a) (b) (c) (d)	74,037
576	Walmart, Inc.	90,535
		233,559
	Financial Services — 9.9%
54	Adyen N.V. (EUR) (a) (b) (c) (d)	93,510
1,519	Fidelity National Information Services, Inc.	83,089
744	Fiserv, Inc. (b)	93,856
392	FleetCor Technologies, Inc. (b)	98,423
805	Global Payments, Inc.	79,309
1,140	PayPal Holdings, Inc. (b)	76,072
		524,259
	Ground Transportation — 2.2%
2,739	Uber Technologies, Inc. (b)	118,243
	Hotels, Restaurants & Leisure — 12.6%
756	Airbnb, Inc., Class A (b)	96,889
33	Booking Holdings, Inc. (b)	89,111
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
2,461	Delivery Hero SE (EUR) (a) (b) (c) (d)	$108,580
1,402	DoorDash, Inc., Class A (b)	107,141
947	Expedia Group, Inc. (b)	103,592
5,207	Meituan, Class B (HKD) (a) (b) (c) (d)	81,650
2,410	Trip.com Group Ltd., ADR (b)	84,350
		671,313
	Industrial REITs — 1.6%
706	Prologis, Inc.	86,577
	Interactive Media & Services — 22.6%
802	Alphabet, Inc., Class A (b)	95,999
11,194	Auto Trader Group PLC (GBP) (a) (c) (d)	86,916
649	Baidu, Inc., ADR (b)	88,855
5,621	carsales.com Ltd. (AUD) (a)	89,889
12,300	Kuaishou Technology (HKD) (a) (b) (c) (d)	84,540
391	Meta Platforms, Inc., Class A (b)	112,209
575	NAVER Corp. (KRW) (a)	80,491
3,026	Pinterest, Inc., Class A (b)	82,731
892	REA Group Ltd. (AUD) (a)	85,689
12,082	Rightmove PLC (GBP) (a)	80,264
5,068	SEEK Ltd. (AUD) (a)	74,036
8,019	Snap, Inc., Class A (b)	94,945
5,173	Weibo Corp., ADR	67,818
6,796	Yandex N.V., Class A (a) (b) (e) (f)	0
30,400	Z Holdings Corp. (JPY) (a)	73,267
		1,197,649
	IT Services — 2.3%
1,883	Shopify, Inc., Class A (b)	121,642
	Marine Transportation — 2.7%
45	AP Moller - Maersk A/S, Class B (DKK) (a)	79,121
73,500	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (a)	66,442
		145,563
	Real Estate Management & Development — 5.2%
1,234	CoStar Group, Inc. (b)	109,826
4,902	KE Holdings, Inc., ADR (b)	72,795
1,878	Zillow Group, Inc., Class C (b)	94,388
		277,009
	Specialty Retail — 6.8%
1,177	Best Buy Co., Inc.	96,455
1,248	CarMax, Inc. (b)	104,458

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,471	Chewy, Inc., Class A (b)	$97,530
2,108	Zalando SE (EUR) (a) (b) (c) (d)	60,793
		359,236
	Textiles, Apparel & Luxury Goods — 1.7%
236	Lululemon Athletica, Inc. (b)	89,326
	Wireless Telecommunication Services — 1.5%
25,374	Taiwan Mobile Co., Ltd. (TWD) (a)	77,939

	Total Investments — 99.7%	5,294,853
	(Cost $6,119,511)
	Net Other Assets and Liabilities — 0.3%	17,630
	Net Assets — 100.0%	$5,312,483

(a)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $1,722,578 or 32.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
United States Dollar	67.5%
Euro	8.2
Hong Kong Dollar	7.1
British Pound Sterling	4.9
Australian Dollar	4.7
South African Rand	1.7
South Korean Won	1.5
Danish Krone	1.5
New Taiwan Dollar	1.5
Japanese Yen	1.4
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Air Freight & Logistics	$338,347	$249,076	$89,271	$—
Broadline Retail	951,853	684,697	267,156	—
Consumer Staples Distribution & Retail	233,559	90,535	143,024	—
Financial Services	524,259	430,749	93,510	—
Hotels, Restaurants & Leisure	671,313	481,083	190,230	—
Interactive Media & Services	1,197,649	542,557	655,092	— **
Marine Transportation	145,563	—	145,563	—
Specialty Retail	359,236	298,443	60,793	—
Wireless Telecommunication Services	77,939	—	77,939	—
Other Industry Categories*	795,135	795,135	—	—
Total Investments	$5,294,853	$3,572,275	$1,722,578	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Electronic Equipment, Instruments & Components — 4.7%
83,514	Advanced Energy Industries, Inc.	$9,307,635
110,411	Avnet, Inc.	5,570,235
68,323	IPG Photonics Corp. (a)	9,279,630
1,038,660	Vishay Intertechnology, Inc.	30,536,604
		54,694,104
	Semiconductors & Semiconductor Equipment — 95.2%
138,875	Allegro MicroSystems, Inc. (a)	6,268,818
1,519,007	Amkor Technology, Inc.	45,190,458
213,271	Analog Devices, Inc.	41,547,324
336,889	Applied Materials, Inc.	48,693,936
71,292	Axcelis Technologies, Inc. (a)	13,069,962
131,678	Broadcom, Inc.	114,221,448
219,552	Cirrus Logic, Inc. (a)	17,785,908
183,557	Diodes, Inc. (a)	16,977,187
3,139,170	Intel Corp.	104,973,845
103,133	KLA Corp.	50,021,568
80,515	Lam Research Corp.	51,759,873
109,363	Lattice Semiconductor Corp. (a)	10,506,503
99,070	MACOM Technology Solutions Holdings, Inc. (a)	6,492,057
482,907	Microchip Technology, Inc.	43,263,638
1,353,500	Micron Technology, Inc.	85,419,385
15,027	Monolithic Power Systems, Inc.	8,118,036
168,539	NVIDIA Corp.	71,295,368
219,231	NXP Semiconductors N.V.	44,872,201
505,475	ON Semiconductor Corp. (a)	47,807,825
65,713	Onto Innovation, Inc. (a)	7,653,593
110,859	Power Integrations, Inc.	10,495,022
387,850	Qorvo, Inc. (a)	39,572,335
633,532	QUALCOMM, Inc.	75,415,649
27,649	Silicon Laboratories, Inc. (a)	4,361,353
350,719	Skyworks Solutions, Inc.	38,821,086
245,907	Teradyne, Inc.	27,376,826
456,451	Texas Instruments, Inc.	82,170,309
		1,114,151,513

	Total Investments — 99.9%	1,168,845,617
	(Cost $1,033,752,239)
	Net Other Assets and Liabilities — 0.1%	816,263
	Net Assets — 100.0%	$1,169,661,880

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,168,845,617	$1,168,845,617	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 21.7%
8,968	C.H. Robinson Worldwide, Inc.	$846,131
11,221	Expeditors International of Washington, Inc.	1,359,200
17,256	FedEx Corp.	4,277,762
2,155	Forward Air Corp.	228,667
2,738	Hub Group, Inc., Class A (a)	219,916
19,217	United Parcel Service, Inc., Class B	3,444,647
		10,376,323
	Automobile Components — 5.4%
5,767	Aptiv PLC (a)	588,753
17,704	BorgWarner, Inc.	865,903
2,391	Dorman Products, Inc. (a)	188,482
7,791	Gentex Corp.	227,965
3,741	Lear Corp.	537,020
1,331	Visteon Corp. (a)	191,145
		2,599,268
	Automobiles — 16.7%
90,523	General Motors Co.	3,490,567
17,048	Tesla, Inc. (a)	4,462,655
		7,953,222
	Construction & Engineering — 0.8%
7,953	WillScot Mobile Mini Holdings Corp. (a)	380,074
	Distributors — 3.1%
4,603	Genuine Parts Co.	778,965
12,107	LKQ Corp.	705,475
		1,484,440
	Ground Transportation — 26.9%
57,508	CSX Corp.	1,961,023
5,447	J.B. Hunt Transport Services, Inc.	986,071
14,438	Knight-Swift Transportation Holdings, Inc.	802,175
1,928	Landstar System, Inc.	371,217
7,799	Norfolk Southern Corp.	1,768,501
2,808	Old Dominion Freight Line, Inc.	1,038,258
13,144	Ryder System, Inc.	1,114,480
991	Saia, Inc. (a)	339,328
16,918	Union Pacific Corp.	3,461,761
5,392	Werner Enterprises, Inc.	238,219
13,051	XPO, Inc. (a)	770,009
		12,851,042
Shares	Description	Value

	Machinery — 6.9%
7,642	Allison Transmission Holdings, Inc.	$431,467
4,215	Federal Signal Corp.	269,887
23,640	PACCAR, Inc.	1,977,486
5,458	Westinghouse Air Brake Technologies Corp.	598,579
		3,277,419
	Passenger Airlines — 11.2%
74,520	American Airlines Group, Inc. (a)	1,336,889
45,734	Delta Air Lines, Inc. (a)	2,174,194
33,746	United Airlines Holdings, Inc. (a)	1,851,643
		5,362,726
	Trading Companies & Distributors — 7.2%
3,544	Herc Holdings, Inc.	484,996
15,431	Triton International Ltd.	1,284,785
3,742	United Rentals, Inc.	1,666,575
		3,436,356

	Total Investments — 99.9%	47,720,870
	(Cost $46,163,162)
	Net Other Assets and Liabilities — 0.1%	35,478
	Net Assets — 100.0%	$47,756,348

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$47,720,870	$47,720,870	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
June 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Australia — 2.7%
3,727	Aristocrat Leisure Ltd. (b)	$96,428
29,000	Tabcorp Holdings Ltd. (b)	21,511
		117,939
	Cayman Islands — 18.5%
2,087	Bilibili, Inc., ADR (c)	31,514
2,489	Hello Group, Inc., ADR	23,919
3,005	iQIYI, Inc., ADR (c)	16,047
6,274	JOYY, Inc., ADR	192,674
14,475	Kuaishou Technology (b) (c) (d) (e)	99,489
2,069	NetEase, Inc., ADR	200,052
4,071	Tencent Holdings Ltd. (b)	172,615
10,733	Tencent Music Entertainment Group, ADR (c)	79,209
		815,519
	Greece — 0.5%
1,231	OPAP S.A. (b)	21,467
	Ireland — 4.5%
989	Flutter Entertainment PLC (b) (c)	198,777
	Isle Of Man — 1.4%
3,707	Entain PLC (b)	59,942
	Japan — 10.3%
2,761	Nexon Co., Ltd. (b)	52,947
4,590	Nintendo Co., Ltd. (b)	209,250
2,123	Sony Group Corp. (b)	191,644
		453,841
	Luxembourg — 3.0%
839	Spotify Technology S.A. (c)	134,701
	Malta — 0.5%
1,938	Kindred Group PLC, SDR (b)	20,623
	South Korea — 0.9%
345	AfreecaTV Co., Ltd. (b)	19,315
6,808	Genie Music Corp. (b) (c)	19,494
		38,809
	Sweden — 3.9%
2,038	Betsson AB, Class B (b)	21,703
1,145	Evolution AB (b) (d) (e)	145,099
787	Viaplay Group AB (b) (c)	4,515
		171,317
	United States — 53.6%
2,177	Activision Blizzard, Inc.	183,521
2,024	Advanced Micro Devices, Inc. (c)	230,554
1,119	Bally’s Corp. (c)	17,412
2,430	DraftKings, Inc., Class A (c)	64,565
1,453	Electronic Arts, Inc.	188,454
16,698	fuboTV, Inc. (c)	34,732
Shares	Description	Value

	United States (Continued)
1,649	GameStop Corp., Class A (c)	$39,988
5,295	iHeartMedia, Inc., Class A (c)	19,274
5,800	Intel Corp.	193,952
594	Light & Wonder, Inc. (c)	40,843
1,967	MGM Resorts International	86,391
538	Netflix, Inc. (c)	236,984
704	NVIDIA Corp.	297,806
970	Penn Entertainment, Inc. (c)	23,309
2,769	ROBLOX Corp., Class A (c)	111,591
782	Roku, Inc. (c)	50,017
995	Take-Two Interactive Software, Inc. (c)	146,424
1,438	Unity Software, Inc. (c)	62,438
1,848	Walt Disney (The) Co. (c)	164,989
13,273	Warner Bros Discovery, Inc. (c)	166,443
		2,359,687
	Total Common Stocks	4,392,622
	(Cost $4,213,284)
WARRANTS (a) — 0.0%
	Australia — 0.0%
339	PointsBet Holdings Ltd., expiring 7/08/24 (b) (c) (f)	0
	(Cost $0)

	Total Investments — 99.8%	4,392,622
	(Cost $4,213,284)
	Net Other Assets and Liabilities — 0.2%	9,226
	Net Assets — 100.0%	$4,401,848

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2023, securities noted as such are valued at $1,354,819 or 30.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value
between the foreign markets’ close and the New York Stock
Exchange close exceeding a certain threshold. On days when
this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they
are principally traded.

(c)	Non-income producing security.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
June 30, 2023 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
SDR	– Swedish Depositary Receipt

Sector Allocation	% of Total Long-Term Investments
Communication Services	58.2%
Consumer Discretionary	23.9
Information Technology	17.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
United States Dollar	69.1%
Japanese Yen	10.3
Hong Kong Dollar	6.2
British Pound Sterling	5.9
Swedish Krona	4.4
Australian Dollar	2.7
South Korean Won	0.9
Euro	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$815,519	$543,415	$272,104	$—
Luxembourg	134,701	134,701	—	—
United States	2,359,687	2,359,687	—	—
Other Country Categories*	1,082,715	—	1,082,715	—
Warrants*	— **	—	— **	—
Total Investments	$4,392,622	$3,037,803	$1,354,819	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index and Nasdaq US Smart TransportationTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.